Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule Of Computation Of Basic And Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share amounts):

	Year Ended December 31,
	2014	2013
Net loss attributable to common stockholders	$(47,041)	$(79,173)
Basic weighted-average common stock outstanding	32,739	19,740
Add dilutive effects of common stock equivalents (1)	—	—
Diluted weighted-average common stock outstanding	32,739	19,740

Basic loss per common share (1)	$(1.44)	$(4.01)
Diluted loss per common share (1)	$(1.44)	$(4.01)
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(1)
Entities with a net loss from continuing operations are prohibited from including potential common shares in the computation of diluted per share amounts. We have utilized the basic shares outstanding to calculate both basic and diluted loss per share.